EARNINGS PER SHARE ("EPS")	12 Months Ended
Jun. 30, 2015
EARNINGS PER SHARE ("EPS")
EARNINGS PER SHARE ("EPS")
NOTE 3 — EARNINGS PER SHARE (“EPS”)
Basic EPS is determined by dividing net earnings available to common shareholders by the weighted average number of common shares outstanding for the period. ESOP shares are considered outstanding for this calculation unless unearned. The factors used in the earnings per common share computation follow:
	Year Ended
	June 30, 2015	June 30, 2014
Earnings per share
Net income	$4,512	$3,639
Less: distributed earnings allocated to participating securities	(24)	(26)
Less: (undistributed income) dividends in excess of earnings allocated to participating securities	(24)	(16)
Net earnings available to common shareholders	$4,464	$3,597
Weighted average common shares outstanding including participating securities	5,860,699	5,842,460
Less: participating securities	(62,502)	(67,699)
Less: average unearned ESOP shares	(167,566)	(194,022)
Weighted average common shares outstanding	5,630,631	5,580,739
Basic earnings per share	$0.79	$0.64
Weighted average common shares outstanding	5,630,631	5,580,739
Add: dilutive effects of assumed exercises of stock options	70,375	53,082
Average shares and dilutive potential common shares	5,701,006	5,633,821
Diluted earnings per share	$0.78	$0.64

During the years ended June 30, 2015 and 2014, there were 15,400 and 7,700 shares, respectively, that were anti-dilutive as the weighted average exercise prices of outstanding stock options were in excess of the weighted average market value for the periods presented.